Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit	₩ 7,175,982	₩ 1,748,492	₩ 2,038,165
Adjustments for:
Depreciation	3,135,345	3,156,181	3,029,868
Amortization	444,100	465,558	431,247
Finance income	(1,270,044)	(1,185,934)	(855,382)
Finance costs	1,257,112	1,390,983	1,197,705
Income tax expense	2,213,827	224,272	1,088,369
Gain on disposal of property, plant and equipment	(12,016)	(15,548)	(49,367)
Loss on disposal of property, plant and equipment	95,720	142,126	120,227
Impairment losses on property, plant and equipment	311,520	27,040	442,700
Gain on disposal of intangible assets	(273)	(815)	(1,896)
Gain on disposal of investments in subsidiaries, associates and joint ventures	(85,981)	(88,836)	(27,836)
Loss on disposal of investments in subsidiaries, associates and joint ventures	12,882	14,632	6,539
Share of profit of equity-accounted investees	(649,569)	(133,297)	(273,741)
Expenses related to post-employment benefits	243,567	248,324	240,425
Increase to provisions	159,592	184,984	76,538
Impairment loss on trade and other receivables	27,178	53,934	52,218
Loss on valuation of inventories	78,783	54,014	96,201
Impairment losses on goodwill and intangible assets	224,328	197,776	191,021
Gain on disposal of assets held for sale	(60,208)	(841)	(37,461)
Impairment losses on assets held for sale	0	5,030	38,328
Others, net	(37,014)	(19,420)	894
Adjustments to reconcile profit (loss) other than changes in working capital	6,088,849	4,720,163	5,766,597
Changes in operating assets and liabilities	(7,044,310)	2,855,908	(114,045)
Interest received	279,554	368,539	320,336
Interest paid	(433,794)	(624,399)	(760,175)
Dividends received	782,053	267,923	266,774
Income taxes paid	(588,969)	(650,889)	(1,512,997)
Net cash provided by operating activities	6,259,365	8,685,737	6,004,655
Cash flows from investing activities
Acquisitions of short-term financial instruments	(41,797,503)	(43,307,727)	(36,063,406)
Proceeds from disposal of short-term financial instruments	40,336,417	40,500,759	35,415,822
Acquisition of long-term financial instruments	(289,612)
Increase in loans	(526,643)	(329,236)	(450,638)
Collection of loans	568,536	138,270	398,838
Acquisitions of securities	(300,807)	(338,063)	(296,827)
Proceeds from disposal of securities	273,935	448,125	62,492
Acquisitions of investments in associates and joint ventures	(492,435)	(141,785)	(160,404)
Proceeds from disposal of investments in associates and joint ventures	61,013	18,401	16,458
Acquisitions of property, plant and equipment	(3,068,591)	(3,154,412)	(2,519,219)
Proceeds from (payment for) disposal of property, plant and equipment	(11,117)	(42,530)	51,800
Acquisitions of investment property	(91,880)	(976)	(19,344)
Proceeds from disposal of investment property	3,809	250	12,057
Acquisitions of intangible assets	(431,122)	(300,645)	(299,587)
Proceeds from disposal of intangible assets	9,485	79,011	24,161
Proceeds from disposal of assets held for sale	67,293	37,680	67,246
Increase in cash from (payment for) acquisition of business, net of cash acquired	5,472	0	(37,345)
Cash received from disposal of business, net of cash transferred	0	77,488	45,360
Collection of lease receivables	97,701	61,567	56,889
Others, net	2,542	(5,442)	12,788
Net cash used in investing activities	(5,583,507)	(6,259,265)	(3,682,859)
Cash flows from financing activities
Proceeds from borrowings	4,358,955	4,410,387	5,646,977
Repayment of borrowings	(3,719,542)	(3,644,057)	(3,746,845)
Proceeds from (repayment of) short-term borrowings, net	(329,897)	35,525	(2,194,727)
Payment of cash dividends	(1,310,920)	(659,145)	(946,218)
Payment of interest of hybrid bonds	(16,493)	(16,539)	(16,494)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	660,488	176,062	29,475
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(16,138)	(11,473)	(123,304)
Repayment of lease liabilities	(281,288)	(217,312)	(167,427)
Acquisition of treasury shares	(116,771)	(883,219)
Repayment of Redeemable Convertible Preferred Shares	0	(278,581)
Others, net	2,940	(2,516)	6,384
Net cash used in financing activities	(768,666)	(1,090,868)	(1,512,179)
Effect of exchange rate fluctuation on cash held	112,950	(95,272)	61,764
Net increase in cash and cash equivalents	20,142	1,240,332	871,381
Cash and cash equivalents at beginning of the period	4,755,578	3,515,246	2,643,865
Cash and cash equivalents at end of the period	₩ 4,775,720	₩ 4,755,578	₩ 3,515,246